Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums									$ 36,361	$ 27,071	$ 26,157
Universal life and investment-type product policy fees									7,806	6,028	5,197
Net investment income									19,586	17,494	14,729
Other revenues									2,532	2,328	2,329
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities									(924)	(682)	(2,432)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)									(31)	212	939
Other net investment gains (losses)									88	62	(1,408)
Total net investment gains (losses)									(867)	(408)	(2,901)
Net derivative gains (losses)									4,824	(265)	(4,866)
Total revenues	16,735	20,454	17,145	15,908	12,680	12,335	14,137	13,096	70,242	52,248	40,645
Expenses
Policyholder benefits and claims									35,471	29,187	28,005
Interest credited to policyholder account balances									5,603	4,919	4,845
Policyholder dividends									1,446	1,485	1,649
Other expenses									18,537	12,927	10,761
Total expenses	15,460	15,338	15,636	14,623	12,817	11,987	11,786	11,928	61,057	48,518	45,260
Income (loss) from continuing operations before provision for income tax									9,185	3,730	(4,615)
Provision for income tax expense (benefit)									2,793	1,110	(2,106)
Income (loss) from continuing operations, net of income tax	963	3,444	1,061	924	(13)	291	1,526	816	6,392	2,620	(2,509)
Income (loss) from discontinued operations, net of income tax	25	6	32	(40)	23	3	11	6	23	43	62
Net income (loss)	988	3,450	1,093	884	10	294	1,537	822	6,415	2,663	(2,447)
Less: Net income (loss) attributable to noncontrolling interests	(2)	(6)	(7)	7	3	4	(10)	(1)	(8)	(4)	(36)
Net income (loss) attributable to MetLife, Inc.	990	3,456	1,100	877	7	290	1,547	823	6,423	2,667	(2,411)
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Preferred stock redemption premium	0	0	0	146	0	0	0	0	146	0	0
Net income (loss) available to MetLife, Inc.'s common shareholders	$ 959	$ 3,426	$ 1,069	$ 701	$ (24)	$ 260	$ 1,516	$ 793	$ 6,155	$ 2,545	$ (2,533)
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.'s common shareholders per common share:
Basic	$ 0.88	$ 3.22	$ 0.98	$ 0.70	$ (0.04)	$ 0.30	$ 1.83	$ 0.95	$ 5.79	$ 2.83	$ (3.17)
Diluted	$ 0.88	$ 3.20	$ 0.97	$ 0.70	$ (0.04)	$ 0.29	$ 1.82	$ 0.95	$ 5.74	$ 2.81	$ (3.17)
Net income (loss) available to MetLife, Inc.'s common shareholders per common share:
Basic	$ 0.90	$ 3.23	$ 1.01	$ 0.66	$ (0.02)	$ 0.30	$ 1.84	$ 0.96	$ 5.81	$ 2.88	$ (3.09)
Diluted	$ 0.90	$ 3.21	$ 1.00	$ 0.66	$ (0.02)	$ 0.29	$ 1.83	$ 0.96	$ 5.76	$ 2.86	$ (3.09)
Cash dividends declared per common share									$ 0.74	$ 0.74	$ 0.74